Summary of Significant Accounting Policies (Details 1) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share		808,025	1,026,514	477,087
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share	309,609	398,370	366,859	316,870
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share	3,812,449	37,417	287,417	37,417
Shares accrued but not issued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share		18,905	18,905	122,800
Convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share		100,000	100,000
Convertible debenture [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share	4,526,313	253,333	253,333